Consolidated Statements of Changes in Members' and Stockholders' Equity - USD ($) $ in Thousands	Total	Class A Common Stock	Class V Common Stock	Members Equity	Common Stock Class A Common Stock	Common Stock Class V Common Stock	Additional Paid in Capital	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Accumulated Equity (Deficit)	Non-controlling Interest
Members' Equity, beginning balance at Dec. 31, 2019	$ 110,461			$ 66,320				$ 46,666	$ (2,525)	$ 110,461	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	10,039							10,166		10,166	(127)
Other comprehensive income (loss)	571								571	571
Distributions	(4,000)			(4,000)						(4,000)
Non-controlling interest issued capital before transaction	250										250
Members' Equity, ending balance at Dec. 31, 2020	117,321			62,320				56,832	(1,954)	117,198	123
Stockholders' Equity, ending balance (in shares) at Dec. 31, 2020		0	0
Beginning balance at Dec. 31, 2019	0
Ending balance at Dec. 31, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(61,354)
Other comprehensive income (loss)	227
Distributions	(4,056)			(4,056)						(4,056)
Non-controlling interest issued capital before transaction	1,580										1,580
Net income (loss) before transaction	(3,401)							(3,089)		(3,089)	(312)
Other comprehensive income (loss) before transaction	248								248	248
Business Combination	(21,181)			$ (58,264)	$ 8	$ 25	$ 526,711	(489,661)		(21,181)
Net income (loss) after transaction	(46,444)							(46,358)		(46,358)	$ (86)
Business Combination (in shares)					82,327,000	251,034,000
Redemption value adjustment for redeemable non-controlling interest	(366,522)						(366,522)			(366,522)
Other comprehensive income (loss) after transaction	$ 21								21	$ 21
Stockholders' Equity, ending balance (in shares) at Dec. 31, 2021	333,361,000	82,327,466	251,033,906		82,327,000	251,034,000				82,327,000	251,034,000
Stockholders' Equity, ending balance at Dec. 31, 2021	$ (322,476)				$ 8	$ 25	160,189	(482,276)	(1,727)	$ (323,781)	$ 1,305
Increase (Decrease) in Temporary Equity [Roll Forward]
Business Combination	238,265
Net income (loss) after transaction	(11,510)
Redemption value adjustment for redeemable non-controlling interest	366,522
Ending balance at Dec. 31, 2021	593,277
Stockholders' Equity, ending balance (in shares) at Dec. 02, 2021		82,327,466	251,033,906
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemption value adjustment for redeemable non-controlling interest	$ 366,522
Stockholders' Equity, ending balance (in shares) at Dec. 31, 2021	333,361,000	82,327,466	251,033,906		82,327,000	251,034,000				82,327,000	251,034,000
Stockholders' Equity, ending balance at Dec. 31, 2021	$ (322,476)				$ 8	$ 25	$ 160,189	$ (482,276)	$ (1,727)	$ (323,781)	$ 1,305
Ending balance at Dec. 31, 2021	$ 593,277